Stockholders' Equity (Deficit) (Details) - Restricted Stock [Member]	3 Months Ended
Jun. 30, 2017 $ / shares shares
Number of Shares
Non-vested, Number of Shares, March 31, 2017 | shares
Number of Shares, Issued | shares	700,000
Number of Shares, Vested | shares	(37,500)
Number of Shares, Forfeited | shares
Non-vested, Number of Shares, June 30, 2017 | shares	662,500
Weighted Average Grant Date Fair Value Per Share
Non-vested, Weighted Average Grant Date Fair Value Per Share, March 31, 2017 | $ / shares
Weighted Average Grant Date Fair Value Per Share, Issued | $ / shares	1.67
Weighted Average Grant Date Fair Value Per Share, Vested | $ / shares	1.67
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares
Non-vested, Weighted Average Grant Date Fair Value Per Share, June 30, 2017 | $ / shares	$ 1.67